Prospectus supplement dated May 10, 2018
to the following prospectus(es):
Soloist dated May 1, 2018
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure change is made to the prospectus:
The prospectus offers the following underlying mutual fund as an investment option under the contract/policy. Effective May 1, 2018, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Neuberger Berman Socially Responsive Fund: Trust Class	Neuberger Berman Sustainable Equity Fund: Trust Class
PRO-2503-35
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